Cover	9 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	CINGULATE INC.
Entity Central Index Key	0001862150
Entity Tax Identification Number	86-3825535
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1901 W. 47th Place
Entity Address, City or Town	Kansas City
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66205
City Area Code	(913)
Local Phone Number	942-2300
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Cingulate Inc.
Entity Address, Address Line Two	1901 W. 47th Place
Entity Address, City or Town	Kansas City
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66205
City Area Code	(913)
Local Phone Number	942-2300
Contact Personnel Name	Shane J. Schaffer